American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2040 Portfolio
April 30, 2026

One Choice Blend+ 2040 Portfolio - Schedule of Investments
APRIL 30, 2026 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 45.4%
Avantis U.S. Equity Fund G Class	940,791	21,638,188
Avantis U.S. Small Cap Value Fund G Class	121,765	2,491,314
Focused Dynamic Growth Fund G Class	135,484	11,810,138
Focused Large Cap Value Fund G Class	1,656,397	18,270,063
Growth Fund G Class	105,465	6,488,212
Heritage Fund G Class	154,549	4,098,632
Mid Cap Value Fund G Class	265,085	4,206,905
Small Cap Growth Fund G Class	92,470	2,437,503
		71,440,955
International Equity Funds — 25.5%
Avantis Emerging Markets Equity Fund G Class	276,880	4,726,349
Avantis International Equity Fund G Class	913,446	15,428,109
Emerging Markets Fund G Class	179,650	3,382,814
Focused International Growth Fund G Class	288,211	5,689,278
Global Real Estate Fund G Class	224,967	3,343,015
International Small-Mid Cap Fund G Class	159,445	2,088,731
International Value Fund G Class	195,291	2,376,687
Non-U.S. Intrinsic Value Fund G Class	298,556	3,185,592
		40,220,575
Domestic Fixed Income Funds — 20.8%
Avantis Core Fixed Income Fund G Class	2,803,844	23,552,294
High Income Fund G Class	699,179	6,082,857
Inflation-Adjusted Bond Fund G Class	224,678	2,410,796
Short Duration Fund G Class	15,458	151,492
Short Duration Inflation Protection Bond Fund G Class	47,101	503,975
		32,701,414
International Fixed Income Funds — 6.9%
Emerging Markets Debt Fund G Class	331,447	3,128,857
Global Bond Fund G Class	888,805	7,750,375
		10,879,232
Money Market Funds — 1.4%
U.S. Government Money Market Fund G Class	2,265,015	2,265,015
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $138,292,949)		157,507,191
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$157,507,191

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2026 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$21,938	$2,831	$5,868	$2,737	$21,638	941	$480	$519
Avantis U.S. Small Cap Value Fund	1,939	291	198	459	2,491	122	8	148
Focused Dynamic Growth Fund	10,184	3,492	2,633	767	11,810	135	130	699
Focused Large Cap Value Fund	14,502	4,623	1,259	404	18,270	1,656	8	1,801
Growth Fund	4,461	2,752	450	(275)	6,488	105	2	721
Heritage Fund	3,434	1,416	104	(647)	4,099	155	(2)	528
Mid Cap Value Fund	3,460	908	125	(36)	4,207	265	(3)	484
Small Cap Growth Fund	1,949	437	92	144	2,438	92	4	131
Avantis Emerging Markets Equity Fund	3,804	525	514	911	4,726	277	36	151
Avantis International Equity Fund	8,047	6,508	1,325	2,198	15,428	913	42	464
Emerging Markets Fund	2,777	251	611	966	3,383	180	109	66
Focused International Growth Fund	4,504	1,127	126	184	5,689	288	—	52
Global Real Estate Fund	2,665	395	77	360	3,343	225	(2)	116
International Small-Mid Cap Fund	1,799	191	180	279	2,089	159	9	58
International Value Fund	1,713	417	79	326	2,377	195	2	182
Non-U.S. Intrinsic Value Fund	2,809	482	209	104	3,186	299	22	333
Avantis Core Fixed Income Fund	19,398	5,890	1,733	(3)	23,552	2,804	(7)	725
High Income Fund	4,896	1,366	156	(23)	6,083	699	—	298
Inflation-Adjusted Bond Fund	1,857	549	22	27	2,411	225	(2)	50
Short Duration Fund	61	91	—	(1)	151	15	—	4
Short Duration Inflation Protection Bond Fund	123	382	1	—	504	47	—	12
Emerging Markets Debt Fund	2,586	516	51	78	3,129	331	—	149
Global Bond Fund	7,236	1,870	1,278	(78)	7,750	889	3	302
U.S. Government Money Market Fund	—	2,265	—	—	2,265	2,265	—	33
	$126,142	$39,575	$17,091	$8,881	$157,507	13,282	$839	$8,026
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.